Income taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure representing major components of tax expense income [line items]
Deferred tax recovery	$ 0	$ 0